Accounting policies - Basis of Preparation (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net current liabilities	£ (2,307.2)	£ (2,610.0)
Revenue less pass-through cost	31.00%